Note 14 - Income Tax (Details) - Summary of Income (Loss) Before Income Taxes from Continuing Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Income (Loss) Before Income Taxes from Continuing Operations [Abstract]
Cayman Islands	$ (18,943)	$ (22,116)	$ (31,218)
Foreign	5,070	4,015	5,633
	$ (13,873)	$ (18,101)	$ (25,585)